Domestic and Foreign Operations - Identifiable Long-Lived Tangible Assets in Domestic and Foreign Regions (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Identifiable long-lived tangible assets, Total	$ 95,283	$ 52,145	$ 40,367
United States [Member]
Segment Reporting Information [Line Items]
Identifiable long-lived tangible assets	85,116	43,673	32,936
International [Member]
Segment Reporting Information [Line Items]
Identifiable long-lived tangible assets	$ 10,167	$ 8,472	$ 7,431